BENEFIT PLANS (Detail Textuals 1) - 2005 Stock-Based Incentive Plan	Jun. 30, 2005 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares granted	476,298
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares granted	340,213
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares granted	136,085